Portfolio of investments—May 31, 2022 (unaudited)

	Shares	Value
Common stocks: 95.20%
Communication services: 2.87%
Diversified telecommunication services: 0.69%
Cogent Communications Group Incorporated	2,484	$ 150,009
Consolidated Communications Holdings Incorporated †	4,324	28,625
Echostar Corporation Class A †	8,520	204,736
Globalstar Incorporated †	16,223	22,712
IDT Corporation Class B †	5,348	147,391
Iridium Communications Incorporated †	4,379	162,505
Liberty Latin America Class A †	17,655	167,899
Liberty Latin America Class C †	9,547	90,792
Ooma Incorporated †	5,022	70,509
		1,045,178
Entertainment: 0.75%
Akazoo SA ♦†	5,400	0
AMC Entertainment Holdings Class A †	29,725	426,257
Chicken Soup for the Soul Entertainment Incorporated †	11,477	76,207
Cinemark Holdings Incorporated †	11,798	200,330
CuriosityStream Incorporated †	4,134	6,242
IMAX Corporation †	6,467	112,008
Lions Gate Entertainment Class A †	3,379	34,567
Lions Gate Entertainment Class B †	6,828	64,115
Marcus Corporation †	5,676	88,943
The Madison Square Garden Entertainment Corporation †	1,758	119,175
		1,127,844
Interactive media & services: 0.51%
Actua Corporation ♦†	9,483	0
CarGurus Incorporated †	6,216	157,389
Cars.com Incorporated †	12,816	132,646
Eventbrite Incorporated Class A †	334	3,918
EverQuote Incorporated Class A †	1,624	14,535
FuboTV Incorporated †	6,816	22,425
Outbrain Incorporated †	5,270	32,358
QuinStreet Incorporated †	3,469	38,159
TrueCar Incorporated †	1	3
Yelp Incorporated †	4,967	146,079
Ziff Davis Incorporated	2,845	217,187
		764,699
Media: 0.81%
AMC Networks Incorporated Class A †	1,672	65,643
Audacy Incorporated †	6,739	11,726
Clear Channel Outdoor Holdings †	26,403	41,717
Digital Media Solutions A †	17,361	28,819
Entravision Communications Corporation Class A	23,141	121,027
Fluent Incorporated †	23,478	30,287
Gannett Company Incorporated †	27,552	108,279
Gray Television Incorporated	9,011	177,697
Hemisphere Media Group Incorporated †	1,097	7,525
iHeartMedia Incorporated Class A †	9,077	107,109
John Wiley & Sons Incorporated Class A	2,690	142,462
Scholastic Corporation	2,006	75,285
Sinclair Broadcast Group Incorporated Class A	4,974	120,520
See accompanying notes to portfolio of investments

Allspring Factor Enhanced U.S. Small Cap Equity Portfolio  |  1

Portfolio of investments—May 31, 2022 (unaudited)

	Shares	Value
Media (continued)
Stagwell Incorporated †	2,133	$ 16,872
TechTarget Incorporated †	179	12,725
The E.W. Scripps Company Class A †	3,659	58,068
Thryv Holdings Incorporated †	3,815	99,915
		1,225,676
Wireless telecommunication services: 0.11%
Gogo Incorporated †	3,329	67,446
NII Holdings Incorporated ♦	14,979	7,490
Telephone & Data Systems Incorporated	4,089	72,498
United States Cellular Corporation †	428	13,144
		160,578
Consumer discretionary: 10.06%
Auto components: 0.94%
Adient plc †	5,846	206,890
American Axle & Manufacturing Holdings Incorporated †	14,729	119,452
Dana Incorporated	9,789	162,106
Dorman Products Incorporated †	626	63,257
Fox Factory Holding Corporation †	888	72,834
Gentherm Incorporated †	1,521	104,858
LCI Industries	929	111,034
Modine Manufacturing Company †	3,389	40,058
Motorcar Parts of America Incorporated †	301	4,464
Patrick Industries Incorporated	931	55,962
Standard Motor Products Incorporated	2,245	89,688
The Goodyear Tire & Rubber Company †	16,158	208,761
Visteon Corporation †	984	110,415
XPEL Incorporated †	1,140	58,847
		1,408,626
Automobiles: 0.40%
Arcimoto Incorporated †	14,690	58,760
Canoo Incorporated †	14,147	47,392
Fisker Incorporated †	5,818	60,391
Lordstown Motors Corporation Class A †	2	4
Winnebago Industries Incorporated	8,324	411,622
Workhorse Group Incorporated †	8,173	25,255
		603,424
Distributors: 0.07%
Funko Incorporated Class A †	5,370	109,387
Diversified consumer services: 0.67%
Adtalem Global Education Incorporated †	2,423	79,038
American Public Education Incorporated †	1,248	17,397
Carriage Services Incorporated	2,602	105,043
Graham Holdings Company Class B	372	228,043
Laureate Education Incorporated Class A	12,830	163,326
Perdoceo Education Corporation †	13,059	142,474
Powerschool Holdings Incorporated Class A †	215	2,750
Regis Corporation †	14,739	11,321
StoneMor Incorporated †	345	1,183
Strategic Education Incorporated	979	64,438
See accompanying notes to portfolio of investments

2  |  Allspring Factor Enhanced U.S. Small Cap Equity Portfolio

Portfolio of investments—May 31, 2022 (unaudited)

	Shares	Value
Diversified consumer services (continued)
Stride Incorporated †	4,446	$ 173,883
WW International Incorporated †	3,251	23,050
		1,011,946
Hotels, restaurants & leisure: 2.62%
Accel Entertainment Incorporated †	4,820	52,201
Biglari Holdings Incorporated Class B †	772	103,224
BJ's Restaurants Incorporated †	1,366	35,885
Bloomin' Brands Incorporated	10,540	222,499
Bluegreen Vacations Holding	8,243	229,650
Brinker International Incorporated †	3,007	91,262
Carrols Restaurant Group Incorporated	2,162	3,978
Cracker Barrel Old Country Store Incorporated	1,467	149,649
Dave & Buster's Entertainment Incorporated †	3,996	151,408
Denny’s Corporation †	10,170	105,361
Dine Brands Global Incorporated	1,060	77,899
Drive Shack Incorporated †	15,762	25,219
El Pollo Loco Holdings Incorporated †	8,067	83,574
Everi Holdings Incorporated †	7,914	141,661
Fiesta Restaurant Group Incorporated †	2,232	16,628
Full House Resorts Incorporated †	6,376	44,887
Golden Entertainment Incorporated †	2,832	133,897
Hilton Grand Vacations Incorporated †	3,084	141,093
International Game Technology plc	3,465	74,220
Jack In The Box Incorporated	1,246	85,102
Kura Sushi USA Incorporated Class A †	880	33,167
Monarch Casino & Resort Incorporated †	417	28,293
Nathan's Famous Incorporated	490	25,015
Noodles & Company †	2,450	16,170
Papa John's International Incorporated	2,455	216,065
Playags Incorporated †	1,897	11,003
Portillo's Incorporated Class A †	1,403	26,054
RCI Hospitality Holdings Incorporated	2,553	147,385
Red Robin Gourmet Burgers Incorporated †	6,307	62,061
Red Rock Resorts Incorporated Class A	5,035	195,006
Ruth's Hospitality Group Incorporated	5,890	108,553
Scientific Games Corporation †	4,118	217,430
SeaWorld Entertainment Incorporated †	3,322	179,986
Target Hospitality Corporation †	11,568	73,457
Texas Roadhouse Incorporated	3,569	278,275
The Cheesecake Factory Incorporated	2,325	75,935
The ONE Group Hospitality Incorporated †	19,308	173,579
Wingstop Incorporated	1,363	108,577
		3,945,308
Household durables: 1.43%
Bassett Furniture Industries Incorporated	1,644	26,764
Beazer Homes Incorporated †	1,749	28,351
Cavco Industries Incorporated †	239	53,096
Century Communities Incorporated	2,960	160,935
Ethan Allen Interiors Incorporated	2,065	48,032
Flexsteel Industries Incorporated	386	7,519
GoPro Incorporated Class A †	6,655	45,986
Green Brick Partners Incorporated †	1,850	44,992
Hamilton Beach Brand Class A	2,457	25,356
See accompanying notes to portfolio of investments

Allspring Factor Enhanced U.S. Small Cap Equity Portfolio  |  3

Portfolio of investments—May 31, 2022 (unaudited)

	Shares	Value
Household durables (continued)
Helen of Troy Limited †	721	$ 133,522
KB Home Incorporated	6,266	216,114
La-Z-Boy Incorporated	995	25,402
LGI Homes Incorporated †	1,301	127,485
Lifetime Brands Incorporated	3,093	35,291
M/I Homes Incorporated †	3,536	165,308
MDC Holdings Incorporated	3,665	139,930
Meritage Corporation †	2,542	216,858
Skyline Champion Corporation †	2,239	118,958
Sonos Incorporated †	3,325	73,582
Taylor Morrison Home Corporation †	7,416	214,842
The Lovesac Company †	49	1,707
Traeger Incorporated †	1,996	9,481
TRI Pointe Homes Incorporated †	9,312	196,204
Tupperware Brands Corporation †	4,772	31,638
		2,147,353
Internet & direct marketing retail: 0.59%
1-800-Flowers.com Incorporated Class A †	1,564	15,265
CarParts.com Incorporated †	5,083	38,478
Duluth Holdings Incorporated Class B †	10,255	127,880
Groupon Incorporated †	1,515	23,407
Lands End Incorporated †	8,017	92,997
Liquidity Services Incorporated †	4,779	64,803
LuLu's Fashion Lounge Holdings Incorporated †	5,843	109,673
Overstock.com Incorporated †	3,498	108,403
PetMed Express Incorporated	2,203	48,532
Quotient Technology Incorporated †	5,940	24,829
Revolve Group Incorporated †	3,572	104,945
Shutterstock Incorporated	1,436	86,447
Stitch Fix Incorporated Class A †	4,985	42,223
		887,882
Leisure products: 0.46%
Acushnet Holdings Corporation	1,366	55,596
American Outdoor Brands Incorporated †	829	9,592
Ammo Incorporated †	12,133	53,628
Callaway Golf Company †	2,388	51,843
Escalade Incorporated	3,466	46,410
Johnson Outdoors Incorporated Class A	87	5,670
Malibu Boats Incorporated Class A †	1,012	59,303
Mastercraft Boat Holdings Incorporated †	3,165	74,061
Nautilus Incorporated †	1,069	2,245
Smith & Wesson Brands Incorporated	2,853	44,164
Sturm, Ruger & Company Incorporated	996	67,618
Vista Outdoor Incorporated †	5,799	223,493
		693,623
Multiline retail: 0.47%
Big Lots Incorporated	651	15,943
Dillard's Incorporated Class A	688	207,418
Franchise Group Incorporated	682	27,055
Macy's Incorporated	19,351	457,651
		708,067
See accompanying notes to portfolio of investments

4  |  Allspring Factor Enhanced U.S. Small Cap Equity Portfolio

Portfolio of investments—May 31, 2022 (unaudited)

	Shares	Value
Specialty retail: 1.81%
Aaron's Incorporated	1,792	$ 35,052
Abercrombie & Fitch Company Class A †	3,172	64,836
Academy Sports & Outdoors Corporation	8,082	270,828
American Eagle Outfitters Incorporated	5,643	68,337
Asbury Automotive Group Incorporated †	1,160	210,134
Bed Bath & Beyond Incorporated †	4,535	39,228
Big 5 Sporting Goods Corporation	1,345	17,149
Boot Barn Holdings Incorporated †	1,405	113,384
Caleres Incorporated	7,036	200,245
Camping World Holdings Incorporated Class A	1,596	43,299
Chico's FAS Incorporated †	3,099	15,340
Children's Place Retail Stores Incorporated †	2,470	117,276
Citi Trends Incorporated †	490	14,641
Conn's Incorporated †	4,615	60,918
Container Store Group Incorporated †	57	439
Designer Brands Incorporated Class A	4,643	72,106
Genesco Incorporated †	1,522	85,704
Group 1 Automotive Incorporated	1,216	218,381
Guess Incorporated	724	15,103
Hibbett Incorporated	953	48,365
JOANN Incorporated	670	5,420
Kirkland's Incorporated †	767	4,441
Lazydays Holdings Incorporated †	2,674	41,527
MarineMax Incorporated †	673	27,869
Murphy USA Incorporated	1,089	271,292
National Vision Holdings Incorporated †	322	9,061
ODP Corporation †	1,481	56,559
Onewater Marine Incorporated Class A	1,346	46,033
Party City Holdco Incorporated †	5,700	8,208
Rent-A-Center Incorporated	1,565	43,100
Sally Beauty Holdings Incorporated †	5,222	79,166
Shoe Carnival Incorporated	1,652	45,034
Signet Jewelers Limited	3,165	188,634
Sonic Automotive Incorporated Class A	1,461	66,636
The Buckle Incorporated	1,387	45,577
Tilly's Incorporated Class A	1,347	11,153
TravelCenters of America Incorporated †	891	34,794
Urban Outfitters Incorporated †	85	1,789
Winmark Corporation	38	7,516
Zumiez Incorporated †	465	15,257
		2,719,831
Textiles, apparel & luxury goods: 0.60%
Crocs Incorporated †	3,470	193,487
G-III Apparel Group Limited †	4,862	121,842
Kontoor Brands Incorporated	3,294	131,991
Movado Group Incorporated	2,958	100,365
Oxford Industries Incorporated	1,656	150,961
Rocky Brands Incorporated	685	25,653
Steven Madden Limited	3,085	114,700
Unifi Incorporated †	228	3,605
Vera Bradley Incorporated †	1,532	10,433
Wolverine World Wide Incorporated	2,322	49,551
		902,588
See accompanying notes to portfolio of investments

Allspring Factor Enhanced U.S. Small Cap Equity Portfolio  |  5

Portfolio of investments—May 31, 2022 (unaudited)

	Shares	Value
Consumer staples: 3.63%
Beverages: 0.70%
Celsius Holdings Incorporated †	2,731	$ 183,223
Coca Cola Bottling Corporation	672	379,660
MGP Ingredients Incorporated	1,313	127,177
National Beverage Corporation	3,313	164,424
Primo Water Corporation	13,047	186,833
VITA COCO CO Incorporated †	657	8,055
		1,049,372
Food & staples retailing: 1.15%
BJ's Wholesale Club Holdings Incorporated †	7,774	449,881
HF Foods Group Incorporated †	2,197	11,666
Ingles Markets Incorporated Class A	825	73,475
Performance Food Group Company †	7,320	317,249
PriceSmart Incorporated	287	22,567
Rite Aid Corporation †	417	2,323
SpartanNash Company	5,987	206,013
Sprouts Farmers Market Incorporated †	7,180	194,506
The Andersons Incorporated	2,516	94,627
The Chef's Warehouse Incorporated †	2,082	74,390
United Natural Foods Incorporated †	5,680	240,889
Weis Markets Incorporated	500	36,760
		1,724,346
Food products: 0.90%
B&G Foods Incorporated	3,633	82,142
Calavo Growers Incorporated	900	30,645
Cal-Maine Foods Incorporated	2,612	124,671
Fresh Del Monte Produce Incorporated	4,365	111,482
Hostess Brands Incorporated †	9,494	201,748
J & J Snack Foods Corporation	688	88,215
John B. Sanfilippo & Son Incorporated	2,076	158,565
Lancaster Colony Corporation	651	79,357
Landec Corporation †	1,774	16,853
Mission Produce Incorporated †	2,140	28,612
Seneca Foods Corporation Class A †	1,003	57,021
The Simply Good Foods Company †	4,812	192,288
Tootsie Roll Industries Incorporated	1,936	64,024
TreeHouse Foods Incorporated †	2,962	121,797
		1,357,420
Household products: 0.17%
Central Garden & Pet Company †	1,843	83,267
Energizer Holdings Incorporated	3,811	114,292
Oil Dri Corporation of America	684	16,259
WD-40 Company	194	36,625
		250,443
Personal products: 0.48%
Beauty Health Company †	1,183	16,881
e.l.f. Beauty Incorporated †	2,975	79,195
Edgewell Personal Care Company	3,717	135,299
Inter Parfums Incorporated	693	51,143
Medifast Incorporated	675	112,556
See accompanying notes to portfolio of investments

6  |  Allspring Factor Enhanced U.S. Small Cap Equity Portfolio

Portfolio of investments—May 31, 2022 (unaudited)

	Shares	Value
Personal products (continued)
Natures Sunshine Products Incorporated †	1,404	$ 16,974
NU Skin Enterprises Incorporated Class A	5,013	233,856
USANA Health Sciences Incorporated †	1,124	79,051
		724,955
Tobacco: 0.23%
Turning Point Brands Incorporated	2,621	76,638
Universal Corporation	1,234	78,581
Vector Group Limited	16,047	197,539
		352,758
Energy: 6.99%
Energy equipment & services: 1.07%
Archrock Incorporated	3,770	37,813
Bristow Group Incorporated	2,235	71,051
Cactus Incorporated Class A	3,529	184,990
ChampionX Corporation	10,776	250,758
Helix Energy Solutions Group Incorporated †	5,319	24,680
Helmerich & Payne Incorporated	3,515	176,980
Nabors Industries Limited †	100	16,677
National Energy Services Reunited Corporation †	8,445	63,000
Newpark Resources Incorporated †	14,430	62,049
Nextier Oilfield Solutions Incorporated †	14,079	153,461
Oceaneering International Incorporated †	6,369	81,014
Oil States International Incorporated †	7,463	57,764
Patterson-UTI Energy Incorporated	8,509	162,352
ProPetro Holding Corporation †	7,069	92,250
RPC Incorporated †	1,468	13,740
Select Energy Services Incorporated Class A †	3,556	30,119
Tetra Technologies Incorporated †	7,033	35,306
Tidewater Incorporated †	1,547	39,371
US Silica Holdings Incorporated †	2,883	50,971
		1,604,346
Oil, gas & consumable fuels: 5.92%
Aemetis Incorporated †	2,090	16,950
Alto Ingredients Incorporated †	16,889	75,156
Antero Resources Corporation †	13,786	591,144
Arch Resources Incorporated	2,011	307,361
Berry Corporation	7,743	86,180
Brigham Minerals Incorporated Class A	1,949	59,074
California Resources Corporation	10,238	447,093
Callon Petroleum Company †	3,475	203,149
Centennial Resource Development Class A †	13,464	106,904
Centrus Energy Corporation Class A †	2,413	61,749
Chesapeake Energy Corporation	6,005	584,767
Civitas Resources Incorporated	2,024	154,532
CNX Resources Corporation †	2,463	53,496
Comstock Resources Incorporated †	4,618	89,127
Consol Energy Incorporated †	2,932	151,174
CVR Energy Incorporated	2,663	91,687
Delek US Holdings Incorporated †	1,675	48,843
Denbury Incorporated †	4,395	321,450
DHT Holdings Incorporated	7,875	46,935
Dorian LPG Limited	4,067	69,139
See accompanying notes to portfolio of investments

Allspring Factor Enhanced U.S. Small Cap Equity Portfolio  |  7

Portfolio of investments—May 31, 2022 (unaudited)

	Shares	Value
Oil, gas & consumable fuels (continued)
Earthstone Energy Incorporated Class A †	1,682	$ 30,310
Equitrans Midstream Corporation	23,561	185,425
Falcon Minerals Corporation	2,223	16,472
Green Plains Renewable Energy Incorporated †	2,571	83,763
International Seaways Incorporated	860	20,752
Kinetik Holdings Incorporated	1,496	125,724
Kosmos Energy Limited †	29,050	224,847
Laredo Petroleum Incorporated †	1,588	133,662
Magnolia Oil & Gas Corporation Class A	14,304	394,933
Matador Resources Company	7,546	459,551
Murphy Oil Corporation	8,079	342,711
Northern Oil and Gas Incorporated	3,395	110,983
Oasis Petroleum Incorporated	1,130	179,365
Ovintiv Incorporated	14,768	826,860
Par Pacific Holdings Incorporated †	2,600	42,640
PBF Energy Incorporated Class A †	7,114	236,185
PDC Energy Incorporated	5,423	429,176
Peabody Energy Corporation †	7,287	172,046
Range Resources Corporation †	9,835	333,898
Ranger Oil Corporation Class A †	956	40,926
Rex American Resources Corporation †	512	44,488
SFL Corporation Limited	3,360	37,800
SM Energy Company	7,406	357,488
Southwestern Energy Company †	42,398	386,670
Teekay Tankers Ltd Class A †	616	12,720
W&T Offshore Incorporated †	5,138	34,579
World Fuel Services Corporation	3,588	88,947
		8,918,831
Financials: 13.74%
Banks: 7.67%
1st Source Corporation	1,298	61,032
Amalgamated Financial Corporation	784	17,036
Amerant Bancorp Incorporated Class A	2,767	81,516
Ameris Bancorp	3,981	181,494
Arrow Financial Corporation	271	8,978
Associated Banc Corporation	8,461	175,143
Atlantic Union Bankshares Corporation	3,429	120,907
Banc of California Incorporated	2,881	55,430
BancFirst Corporation	274	24,860
Bank First Corporation	7	509
Bank of N.T. Butterfield & Son Limited	1,323	41,780
BankUnited Incorporated	4,345	181,013
Banner Corporation	1,789	103,959
Bar Harbor Bankshares	1,128	30,738
Berkshire Hills Bancorp Incorporated	3,642	95,093
Blue Ridge Bankshares Incorporated	4,207	63,988
Brookline Bancorp Incorporated	7,139	101,160
Business First Bancshares Incorporated	1,114	24,653
Byline Bancorp Incorporated	4,452	111,211
Cadence Bank	7,431	198,631
Cambridge Bancorp	583	48,681
Camden National Corporation	1,307	57,848
Capital Bancorp Incorporated	2,304	54,006
Capstar Financial Holdings Class I	1,195	24,892
See accompanying notes to portfolio of investments

8  |  Allspring Factor Enhanced U.S. Small Cap Equity Portfolio

Portfolio of investments—May 31, 2022 (unaudited)

	Shares	Value
Banks (continued)
Carter Bankshares Incorporated †	1,480	$ 21,889
Cathay General Bancorp	4,537	186,516
Central Pacific Financial Company	2,199	53,084
City Holding Company	514	42,194
Civista Bancshares Incorporated	1,232	26,303
CNB Financial Corporation	1,224	30,759
Columbia Banking System Incorporated	1,707	51,466
Community Bank System Incorporated	1,365	90,090
Community Trust Bancorp	675	28,384
ConnectOne Bancorp Incorporated	5,118	141,052
CrossFirst Bankshares Incorporated †	3,769	50,618
Customers Bancorp Incorporated †	4,477	184,900
CVB Financial Corporation	4,015	99,492
Dime Community Bank	848	26,661
Eagle Bancorp Incorporated	2,580	127,865
Eastern Bankshares Incorporated	6,203	120,772
Enterprise Financial Service Corporation	1,247	57,749
Equity Bancshares Incorporated Class A	2,568	83,486
Farmers National Banc Corporation	4,689	72,820
FB Financial Corporation	1,324	55,634
Financial Institutions Incorporated	1,938	54,555
First Bancorp of North Carolina	1,998	74,865
First Bancorp of Puerto Rico	11,464	171,158
First Bancshares Incorporated	1,872	56,347
First Bank	6,171	88,245
First Busey Corporation	2,771	64,980
First Commonwealth Financial Corporation	7,755	108,648
First Community Bancshares	966	27,821
First Financial Bancorp	5,288	110,942
First Financial Bankshares Incorporated	3,881	160,052
First Financial Corporation	649	29,192
First Foundation Incorporated	2,830	63,817
First Internet Bancorp	1,873	72,391
First Interstate BancSystem Class A	3,006	114,438
First Merchants Corporation	2,308	94,997
First of Long Island Corporation	1,948	37,051
Flushing Financial Corporation	1,686	38,947
Fulton Financial Corporation	7,152	113,359
German American Bancorp	660	25,100
Glacier Bancorp Incorporated	3,236	156,655
Great Southern Bancorp Incorporated	881	52,287
Guaranty Bancshares Incorporated	293	10,683
Hancock Whitney Corporation	4,963	247,356
Hanmi Financial Corporation	4,417	103,093
HarborOne Bancorp Incorporated	2,725	38,940
HBT Financial Incorporated	1,436	24,972
Heartland Financial USA Incorporated	1,518	67,141
Heritage Commerce Corporation	2,491	28,572
Hilltop Holdings Incorporated	3,712	111,397
Home BancShares Incorporated	4,738	107,031
Homestreet Incorporated	1,128	45,470
Hometrust Bancshares Incorporated	2,811	75,447
Hope Bancorp Incorporated	8,535	124,440
Horizon Bancorp Indiana	4,839	86,957
Independent Bank Corporation	3,444	68,226
Independent Bank Corporation	1,431	119,202
See accompanying notes to portfolio of investments

Allspring Factor Enhanced U.S. Small Cap Equity Portfolio  |  9

Portfolio of investments—May 31, 2022 (unaudited)

	Shares	Value
Banks (continued)
Independent Bank Group Incorporated	1,260	$ 92,081
International Bancshares Corporation	30	1,258
Lakeland Bancorp Incorporated	4,684	72,696
Lakeland Financial Corporation	563	40,626
Live Oak Bancshares Incorporated	1,022	41,044
Mercantile Bank Corporation	1,740	57,507
Meta Financial Group Incorporated	3,602	149,735
Metrocity Bankshares Incorporated	4,925	100,027
Metropolitan Bank Holding Corporation †	918	70,897
Mid Penn Bancorp Incorporated	830	22,800
Midland States Bancorp Incorporated	2,872	77,199
MidWestOne Financial Group Incorporated	1,411	42,937
MVB Financial Corporation	244	9,109
National Bank Holdings Corporation Class A	2,381	97,026
NBT Bancorp Incorporated	1,965	72,666
Nicolet Bankshares Incorporated †	315	25,156
Northrim BanCorp Incorporated	1,114	46,298
Northwest Bancshares Incorporated	4,276	55,118
OceanFirst Financial Corporation	3,678	74,185
OFG Bancorp	6,780	192,145
Old National Bancorp	12,299	195,554
Old Second Bancorp Incorporated	1,567	23,928
Origin Bancorp Incorporated	971	37,947
Orrstown Financial Services Incorporated	2,152	52,896
Pacific Premier Bancorp Incorporated	2,980	97,029
Park National Corporation	645	79,793
Peapack-Gladstone Financial Corporation	2,288	77,106
Peoples Bancorp Incorporated	848	24,236
Preferred Bank	1,272	87,145
Premier Financial Corporation	1,818	49,395
Primis Financial Corporation	1,125	15,188
QCR Holdings Incorporated	2,646	146,641
RBB Bancorp	810	17,383
Renasant Corporation	1,254	38,799
Republic Bancorp Incorporated Class A	561	25,778
S&T Bancorp Incorporated	1,915	56,320
Sandy Spring Bancorp Incorporated	3,771	159,702
Seacoast Banking Corporation	1,220	41,773
ServisFirst Bancshares Incorporated	2,144	178,724
Sierra Bancorp	222	4,806
Silvergate Capital Corporation Class A †	577	45,295
Simmons First National Corporation Class A	3,856	99,138
Smartfinancial Incorporated	1,581	40,948
South Plains Financial Incorporated	3,727	92,131
South State Corporation	3,062	247,471
Southern First Bancshares †	1,197	53,985
Southside Bancshares Incorporated	2,402	96,873
Stock Yards Bancorp Incorporated	526	31,034
Summit Financial Group Incorporated	945	25,874
Texas Capital Bancshares Incorporated †	1,277	72,189
The Bancorp Incorporated †	6,260	130,396
Tompkins Trust Company Incorporated	11	838
Towne Bank	3,660	107,897
TriCo Bancshares	994	45,068
Triumph Bancorp Incorporated †	1,200	87,288
Trustmark Corporation	1,926	56,027
See accompanying notes to portfolio of investments

10  |  Allspring Factor Enhanced U.S. Small Cap Equity Portfolio

Portfolio of investments—May 31, 2022 (unaudited)

	Shares	Value
Banks (continued)
UMB Financial Corporation	1,731	$ 159,858
United Bankshares Incorporated	4,082	153,320
United Community Bank	3,865	121,477
Univest Financial Corporation	3,450	91,425
Valley National Bancorp	21,425	272,312
Veritex Holdings Incorporated	3,210	110,617
Washington Trust Bancorp	1,406	70,581
WesBanco Incorporated	4,277	145,675
West Bancorporation	2,140	54,463
		11,553,899
Capital markets: 1.28%
Artisan Partners Asset Management Incorporated Class A	2,816	108,163
Associated Capital Group Incorporated Class A	1,240	49,092
BGC Partners Incorporated Class A	9,424	30,722
BrightSphere Investment Group Incorporated	3,443	70,203
Cohen & Steers Incorporated	545	41,534
Cowen Incorporated Class A	2,922	77,550
Diamond Hill Investment Group	47	8,796
Donnelley Financial Solutions †	3,444	107,143
Federated Hermes Incorporated	5,317	180,618
Focus Financial Partners Class A †	1,246	46,974
Gamco Investors Incorporated Class A	1,200	24,672
Greenhill & Company Incorporated	2,282	28,069
Hamilton Lane Incorporated Class A	871	60,578
Houlihan Lokey Incorporated	2,951	253,609
Moelis Company Class A	4,322	202,788
Open Lending Corporation Class A †	4,016	52,851
Piper Sandler Companies	1,053	138,775
PJT Partners Incorporated Class A	1,284	97,379
Pzena Investment Management Class A	4,998	35,336
Sculptor Capital Management Incorporated	1,503	18,066
Stepstone Group Incorporated Class A	1,913	52,148
Stonex Group Incorporated †	2,064	154,944
Virtus Investment Partners Incorporated	424	81,688
		1,921,698
Consumer finance: 0.63%
Atlanticus Holdings Corporation †	2,561	99,649
Curo Group Holdings Corporation	1,214	10,562
Encore Capital Group Incorporated †	1,423	86,960
Enova International Incorporated †	3,320	104,846
Ezcorp Incorporated †	5,058	38,340
FirstCash Holdings Incorporated	1,351	100,852
Navient Corporation	12,236	195,776
Nelnet Incorporated Class A	534	45,224
Oportun Financial Corporation †	721	8,118
PRA Group Incorporated †	1,351	49,987
PROG Holdings Incorporated †	3,268	95,393
Regional Management Corporation	1,820	86,596
World Acceptance Corporation †	164	24,283
		946,586
See accompanying notes to portfolio of investments

Allspring Factor Enhanced U.S. Small Cap Equity Portfolio  |  11

Portfolio of investments—May 31, 2022 (unaudited)

	Shares	Value
Diversified financial services: 0.16%
A-Mark Precious Metals Incorporated	2,637	$ 200,491
Cannae Holdings Incorporated †	1,794	36,364
		236,855
Insurance: 1.74%
American Equity Investment Life Holding Company	5,642	227,147
Amerisafe Incorporated	1,109	55,894
Argo Group International Holdings Limited	4,869	206,251
CNO Financial Group Incorporated	6,898	141,892
Crawford & Company Class A	4,967	40,729
Donegal Group Incorporated Class A	1,009	16,326
Employers Holdings Incorporated	3,101	128,412
Enstar Group Limited †	762	176,731
Genworth Financial Incorporated Class A †	65,296	264,449
Greenlight Capital Limited †	30,578	239,120
HCI Group Incorporated	255	17,332
Heritage Insurance Holdings Incorporated	1,757	6,431
Horace Mann Educators Corporation	1,691	68,418
Investors Title Company	192	31,859
James River Group Holdings Limited	170	4,344
Kinsale Capital Group Incorporated	762	167,549
Maiden Holdings Limited †	1	2
ProAssurance Corporation	381	8,462
RLI Corporation	1,223	148,130
Safety Insurance Group Incorporated	1,017	94,439
Selective Insurance Group Incorporated	2,784	220,771
SiriusPoint Limited †	7,880	44,128
Stewart Information Services Corporation	3,675	203,926
Trupanion Incorporated †	1,286	86,008
United Insurance Holdings Company	2,615	4,472
Universal Insurance Holdings Company	1,547	19,956
		2,623,178
Mortgage REITs: 1.44%
Apollo Commercial Real Estate Finance Incorporated	7,826	99,625
Arbor Realty Trust Incorporated	7,146	117,337
Ares Commercial Real Estate	2,256	33,163
Armour Residential REIT Incorporated	12,318	93,124
Blackstone Mortgage Trust Incorporated Class A	5,694	177,140
Broadmark Realty Capital Incorporated	7,390	54,612
Chimera Investment Corporation	25,819	253,026
Dynex Capital Incorporated	6,585	107,336
Ellington Financial Incorporated	7,762	120,233
Granite Point Mortgage Trust Incorporated	3,566	39,226
Great Ajax Corporation	8,344	88,029
Invesco Mortgage Capital Incorporated	46,926	83,528
KKR Real Estate Finance Trust	22	449
Ladder Capital Corporation	2,230	25,779
MFA Financial Incorporated	17,235	233,017
New York Mortgage Trust Incorporated	56,769	172,010
PennyMac Mortgage Investment Trust	4,172	67,503
Ready Capital Corporation	4,970	72,960
Redwood Trust Incorporated	6,675	68,085
See accompanying notes to portfolio of investments

12  |  Allspring Factor Enhanced U.S. Small Cap Equity Portfolio

Portfolio of investments—May 31, 2022 (unaudited)

	Shares	Value
Mortgage REITs (continued)
TPG Real Estate Finance Trust Incorporated	6,144	$ 64,451
Two Harbors Investment Corporation	38,295	204,495
		2,175,128
Thrifts & mortgage finance: 0.82%
Axos Financial Incorporated †	1,740	67,251
Essent Group Limited	4,646	198,802
Federal Agricultural Mortgage Corporation Class C	365	38,329
Finance of America Company Incorporated Class A †	1,282	3,102
FS Bancorp Incorporated	204	6,171
Hingham Institution For Savings Corporation	10	3,228
Home Bancorp Incorporated	27	929
Kearny Financial Corporation	1,071	13,291
Luther Burbank Corporation	883	12,044
Merchants Bancorp Incorporated	761	19,398
Mr. Cooper Group Incorporated †	3,319	143,912
NMI Holdings Incorporated Class A †	4,609	85,773
PennyMac Financial Services Incorporated	1,812	88,824
Provident Financial Services Incorporated	1,721	39,566
Radian Group Incorporated	7,089	152,484
Southern Missouri Bancorp	590	27,541
Velocity Financial Incorporated †	4,188	45,859
Walker & Dunlop Incorporated	1,335	141,924
Washington Federal Incorporated	1,391	45,138
Waterstone Financial Incorporated	1,449	25,053
WSFS Financial Corporation	1,712	73,239
		1,231,858
Health care: 16.48%
Biotechnology: 6.69%
2seventy bio Incorporated †	1,574	19,518
Acadia Pharmaceuticals Incorporated †	8,921	144,074
Adagio Therapeutics Incorporated †	1,413	4,182
Aduro Biotech Incorporated ♦	9,490	0
Affimed NV †	7,952	24,651
Agenus Incorporated †	56,534	94,412
Akebia Therapeutics Incorporated †	40,691	15,052
Albireo Pharma Incorporated †	170	3,388
Alector Incorporated †	3,591	31,816
Alkermes plc †	12,004	358,319
Alpine Immune Sciences Incorporated †	11,159	103,779
Amicus Therapeutics Incorporated †	15,737	119,916
Anaptysbio Incorporated †	6,262	118,915
Anavex Life Sciences Corporation †	1,911	17,409
Anika Therapeutics Incorporated †	1,385	30,110
Apellis Pharmaceuticals Incorporated †	5,308	220,017
Arbutus Biopharma Corporation †	1,022	2,483
Arcus Biosciences Incorporated †	1,393	26,397
Ardelyx Incorporated †	25,985	17,054
Arrowhead Pharmaceuticals Incorporated †	6,010	200,494
Athenex Incorporated †	12,517	5,992
Avid Bioservices Incorporated †	3,599	48,119
Avidity Biosciences Incorporated †	1,628	22,678
Avita Medical Incorporated †	11,279	64,290
Beam Therapeutics Incorporated †	1,391	48,935
See accompanying notes to portfolio of investments

Allspring Factor Enhanced U.S. Small Cap Equity Portfolio  |  13

Portfolio of investments—May 31, 2022 (unaudited)

	Shares	Value
Biotechnology (continued)
Biocryst Pharmaceuticals Incorporated †	11,822	$ 110,063
Biohaven Pharmaceutical Holding Company †	2,343	336,759
Blueprint Medicines Corporation †	2,285	125,675
Bridgebio Pharma Incorporated †	2,823	19,281
Brooklyn ImmunoTherapeutics Incorporated †	70,296	47,126
C4 Therapeutics Incorporated †	2,135	15,500
CareDx Incorporated †	4,805	120,846
Catalyst Pharmaceuticals Incorporated †	34,371	247,471
Celldex Therapeutics Incorporated †	2,488	58,518
Cel-Sci Corporation †	29,621	108,117
Chemocentryx Incorporated †	5,811	129,411
Clene Incorporated †	14,235	31,032
Clovis Oncology Incorporated †	6,887	4,789
Codiak BioSciences Incorporated †	1	3
Coherus Biosciences Incorporated †	3,954	29,022
Cortexyme Incorporated †	8,260	21,393
Cue Biopharma Incorporated †	2,195	8,495
Curis Incorporated †	6,035	4,613
Cytokinetics Incorporated †	4,355	173,765
CytomX Therapeutics Incorporated †	10,545	16,977
Deciphera Pharmaceuticals Incorporated †	15,434	167,305
Denali Therapeutics Incorporated †	5,616	136,413
Dynavax Technologies Corporation †	14,451	171,389
Eagle Pharmaceuticals Incorporated †	5,209	243,260
Editas Medicine Incorporated †	1,892	21,550
Emergent BioSolutions Incorporated †	6,484	213,713
Enanta Pharmaceuticals Incorporated †	2,848	113,721
ERASCA Incorporated †	7,123	38,607
Exagen Incorporated †	3,737	18,685
Fate Therapeutics Incorporated †	2,453	56,664
Fibrogen Incorporated †	5,290	52,054
Fortress Biotech Incorporated †	25,560	22,017
Frequency Therapeutics Incorporated †	25,853	28,955
Gemini Therapeutics Incorporated †	72,111	92,302
Global Blood Therapeutics Incorporated †	3,679	91,754
Gossamer Bio Incorporated †	1,759	12,401
Gritstone bio Incorporated †	5,690	11,494
Halozyme Therapeutics Incorporated †	9,466	435,247
Harpoon Therapeutics Incorporated †	246	507
Heron Therapeutics Incorporated †	22,903	75,580
Homology Medicines Incorporated †	8,831	12,982
Hookipa Pharma Incorporated †	289	497
Humanigen Incorporated †	2,038	4,443
Icosavax Incorporated †	2,344	15,916
Ideaya Biosciences Incorporated †	7,564	84,339
Immunitybio Incorporated †	7,862	29,561
Immunogen Incorporated †	18,538	67,849
Infinity Pharmaceuticals Incorporated †	12,018	8,081
Inhibrx Incorporated †	393	5,137
Insmed Incorporated †	6,132	115,404
Intellia Therapeutics Incorporated †	2,500	115,350
Intercept Pharmaceuticals Incorporated †	10,759	194,738
Invitae Corporation †	4,532	16,632
Ironwood Pharmaceuticals Incorporated †	30,190	340,241
iTeos Therapeutics Incorporated †	5,738	100,415
Iveric Bio Incorporated †	9,865	102,991
See accompanying notes to portfolio of investments

14  |  Allspring Factor Enhanced U.S. Small Cap Equity Portfolio

Portfolio of investments—May 31, 2022 (unaudited)

	Shares	Value
Biotechnology (continued)
Jounce Therapeutics Incorporated †	770	$ 2,980
Karuna Therapeutics Incorporated †	786	81,996
Karyopharm Therapeutics Incorporated †	10,357	65,042
Kezar Life Sciences Incorporated †	4,848	24,482
Krystal Biotech Incorporated †	272	16,015
Kymera Therapeutics Incorporated †	2,668	38,072
Lexicon Pharmaceuticals Incorporated †	17,024	30,132
Ligand Pharmaceuticals Incorporated †	1,976	175,686
Lineage Cell Therapeutics Incorporated †	3	4
Macrogenics Incorporated †	3,290	11,416
Madrigal Pharmaceuticals Incorporated †	684	45,411
Mannkind Corporation †	15,260	63,787
Mei Pharma Incorporated †	29,186	13,904
MeiraGTx Holdings plc †	4,185	35,112
MiMedx Group Incorporated †	36,757	143,720
Morphic Holding Incorporated †	1,299	30,449
Myriad Genetics Incorporated †	10,733	206,503
Nurix Therapeutics Incorporated †	1,563	15,771
Nuvalent Incorporated †	2,911	25,791
Oncternal Therapeutics Incorporated †	3	4
OPKO Health Incorporated †	23,280	69,840
Organogenesis Holdings Incorporated Class A †	2,681	15,040
Oyster Point Pharma Incorporated †	722	2,837
PDL BioPharma Incorporated ♦†	91,928	223,385
Portage Biotech Incorporated †	8,189	81,890
Precigen Incorporated †	19,006	25,468
Precision BioSciences Incorporated †	14,907	25,044
Prometheus Biosciences Incorporated †	473	12,326
Protagonist Therapeutics Incorporated †	4,035	35,347
Prothena Corporation plc †	4,093	111,452
PTC Therapeutics Incorporated †	4,568	134,148
Puma Biotechnology Incorporated †	54,656	106,033
Radius Health Incorporated †	3,134	19,838
RAPT Therapeutics Incorporated †	893	13,145
Regenxbio Incorporated †	962	20,240
Relay Therapeutics Incorporated †	3,835	62,434
Revolution Medicines Incorporated †	2,072	35,183
Rigel Pharmaceuticals Incorporated †	10,293	18,630
Sangamo Therapeutics Incorporated †	4,857	17,728
Scholar Rock Holding Corporation †	563	2,826
Selecta Biosciences Incorporated †	33,631	29,669
Seres Therapeutics Incorporated †	6,990	21,669
Sesen Bio Incorporated †	50,012	30,652
Sorrento Therapeutics Incorporated †	6	10
Springworks Therapeutics Incorporated †	1,797	34,035
Summit Therapeutics Incorporated †	17,333	23,053
Surface Oncology Incorporated †	45,391	83,973
TG Therapeutics Incorporated †	1,070	4,729
Travere Therapeutics Incorporated †	5,650	131,702
Turning Point Therapeutics Incorporated †	1,628	57,582
Twist Bioscience Corporation †	2,690	91,568
UroGen Pharma Limited †	14,441	76,826
Vanda Pharmaceuticals Incorporated †	3,260	32,046
Vaxart Incorporated †	3,483	12,678
Vaxcyte Incorporated †	1,161	27,852
Veracyte Incorporated †	4,416	77,633
See accompanying notes to portfolio of investments

Allspring Factor Enhanced U.S. Small Cap Equity Portfolio  |  15

Portfolio of investments—May 31, 2022 (unaudited)

	Shares	Value
Biotechnology (continued)
Verastem Incorporated †	10,411	$ 13,326
Vericel Corporation †	2,750	74,663
Viking Therapeutics Incorporated †	4,381	9,726
VIR Biotechnology Incorporated †	6,276	161,984
Viracta Therapeutics Incorporated †	26,997	57,234
XBiotech Incorporated	15,728	86,504
Xencor Incorporated †	3,236	72,260
XOMA Corporation †	7,550	137,486
Y-mAbs Therapeutics Incorporated †	4,628	57,572
Zentalis Pharmaceuticals Incorporated †	1,466	35,345
		10,069,938
Health care equipment & supplies: 3.81%
Accuray Incorporated †	34,866	72,521
AngioDynamics Incorporated †	6,230	122,295
Apyx Medical Corporation †	8,572	52,032
Artivion Incorporated †	1,243	24,313
Atricure Incorporated †	3,694	150,087
Atrion Corporation	203	127,644
Avanos Medical Incorporated †	2,064	59,216
Axonics Incorporated †	2,736	136,800
BioLife Solutions Incorporated †	135	1,852
Bioventus Incorporated Class A †	1,645	16,253
Butterfly Network Incorporated †	17,245	52,597
Cardiovascular Systems Incorporated †	1,142	18,569
Cerus Corporation †	6,731	33,318
Conmed Corporation	2,259	262,699
Cryoport Incorporated †	1,642	41,789
Cutera Incorporated †	1,897	85,346
Glaukos Corporation †	1,883	76,883
Haemonetics Corporation †	3,797	240,198
Heska Corporation †	454	45,305
Inari Medical Incorporated †	1,592	104,754
Inogen Incorporated †	3,693	94,836
Integer Holdings Corporation †	2,702	215,566
Invacare Corporation †	2,114	1,974
IRadimed Corporation	4,600	150,374
iRhythm Technologies Incorporated †	1,659	233,670
Lantheus Holdings Incorporated †	4,342	297,514
LeMaitre Vascular Incorporated	2,163	98,892
LivaNova plc †	3,239	220,479
Meridian Bioscience Incorporated †	5,481	150,728
Merit Medical Systems Incorporated †	3,893	238,991
Mesa Laboratories Incorporated	275	57,544
Natus Medical Incorporated †	5,908	193,723
Neogen Corporation †	6,280	166,169
Neuronetics Incorporated †	1,773	4,752
Nevro Corporation †	1,981	86,332
NuVasive Incorporated †	4,282	245,830
OraSure Technologies Incorporated †	4,269	17,716
Orthofix Medical Incorporated †	1,404	38,596
Orthopediatrics Corporation †	697	32,180
Outset Medical Incorporated †	1,350	29,430
Retractable Technologies Incorporated †	24,518	113,518
Shockwave Medical Incorporated †	1,934	317,582
SI-BONE Incorporated †	629	9,404
See accompanying notes to portfolio of investments

16  |  Allspring Factor Enhanced U.S. Small Cap Equity Portfolio

Portfolio of investments—May 31, 2022 (unaudited)

	Shares	Value
Health care equipment & supplies (continued)
Sientra Incorporated †	12,852	$ 12,466
Silk Road Medical Incorporated †	2,034	67,569
STAAR Surgical Company †	3,401	224,262
Stereotaxis Incorporated †	3,121	6,273
Surmodics Incorporated †	1,533	60,140
Tactile Systems Technology Class I †	1,341	13,625
TransMedics Group Incorporated †	1,232	35,937
Utah Medical Products Incorporated	1,560	134,378
Vapotherm Incorporated †	1,864	6,021
Varex Imaging Corporation †	7,159	164,943
ViewRay Incorporated †	22,248	64,297
Zynex Incorporated	28,034	204,368
		5,734,550
Health care providers & services: 2.68%
AdaptHealth Corporation †	4,043	72,734
Addus Homecare Corporation †	496	41,416
Agiliti Incorporated †	1,058	20,441
AMN Healthcare Services Incorporated †	3,079	298,355
Apollo Medical Holdings Incorporated †	4,153	155,904
Brookdale Senior Living Incorporated †	10,820	61,674
Community Health Systems Incorporated †	19,180	100,503
CorVel Corporation †	776	115,748
Covetrus Incorporated †	2,979	62,023
Cross Country Healthcare Incorporated †	8,683	153,255
Fulgent Genetics Incorporated †	1,644	89,614
Hanger Incorporated †	4,673	73,787
HealthEquity Incorporated †	2,506	156,825
InfuSystem Holdings Incorporated †	1,498	14,486
LHC Group Incorporated †	1,599	266,489
Mednax Incorporated †	6,912	133,540
Modivcare Incorporated †	588	56,113
National Healthcare Corporation	512	35,988
Option Care Health Incorporated †	9,391	285,111
Owens & Minor Incorporated	4,162	145,171
Patterson Companies Incorporated	6,480	204,703
PetIQ Incorporated †	1,600	27,456
Progyny Incorporated †	3,139	99,224
R1 RCM Incorporated †	1,092	23,445
RadNet Incorporated †	2,756	56,581
Select Medical Holdings Corporation	6,709	163,364
Sharps Compliance Corporation †	16,607	71,742
Surgery Partners Incorporated †	575	22,540
Tenet Healthcare Corporation †	6,180	399,908
The Ensign Group Incorporated	2,397	194,564
The Joint Corporation †	833	13,894
Tivity Health Incorporated †	8,556	277,214
U.S. Physical Therapy Incorporated	787	88,608
Viemed Healthcare Incorporated †	8,850	50,799
		4,033,219
Health care technology: 0.80%
Allscripts Healthcare Solutions Incorporated †	12,135	207,387
Computer Programs & Systems Incorporated †	3,822	121,884
Convoy Health Solutions Holdings †	7,807	48,403
Evolent Health Incorporated Class A †	6,018	169,286
See accompanying notes to portfolio of investments

Allspring Factor Enhanced U.S. Small Cap Equity Portfolio  |  17

Portfolio of investments—May 31, 2022 (unaudited)

	Shares	Value
Health care technology (continued)
Health Catalyst Incorporated †	1,662	$ 24,348
HealthStream Incorporated †	4,229	86,145
Inspire Medical Systems Incorporated †	1,246	220,330
MultiPlan Corporation †	23,735	118,675
NextGen Healthcare Incorporated †	6,064	109,819
OptimizeRx Corporation †	1,399	35,786
Phreesia Incorporated †	782	14,185
Simulations Plus Incorporated	639	30,340
Tabula Rasa Healthcare Incorporated †	7,703	28,039
		1,214,627
Life sciences tools & services: 0.59%
Alpha Teknova Incorporated †	2,237	17,113
Cerevel Therapeutics Holdings Incorporated †	167	4,364
Chromadex Corporation †	2,918	5,544
Codex DNA Incorporated †	521	2,074
Codexis Incorporated †	5,515	58,900
Cytek Biosciences Incorporated †	3,288	31,926
Harvard Bioscience Incorporated †	43,070	157,636
Inotiv Incorporated †	6,449	98,670
MaxCyte Incorporated †	6,913	31,869
Medpace Holdings Incorporated †	2,312	331,171
Nanostring Technologies Incorporated †	2,285	35,737
Neogenomics Incorporated †	6,746	56,801
Pacific Biosciences of California †	7,997	45,023
Quanterix Corporation †	399	6,727
		883,555
Pharmaceuticals: 1.91%
Amneal Pharmaceuticals Incorporated †	52,847	191,835
Amphastar Pharmaceuticals Incorporated †	6,439	239,144
ANI Pharmaceuticals Incorporated †	641	19,390
Arvinas Incorporated †	996	41,523
Atea Pharmaceuticals Incorporated †	1,597	12,584
Axsome Therapeutics Incorporated †	3,421	85,525
Cara Therapeutics Incorporated †	2,751	22,888
Collegium Pharmaceutical Incorporated †	2,004	31,302
Corcept Therapeutics Incorporated †	6,907	143,942
Dova Pharmaceuticals Incorporated ♦	2,458	0
Evolus Incorporated †	3,190	41,151
Harmony Biosciences Holdings †	2,533	110,439
Innoviva Incorporated †	17,345	263,124
Intra-Cellular Therapies Incorporated †	3,421	196,365
NGM Biopharmaceuticals Incorporated †	1,809	25,037
Nuvation Bio Incorporated †	28,917	102,077
Pacira Biosciences Incorporated †	3,329	210,559
Paratek Pharmaceuticals Incorporated †	10,006	18,911
Phibro Animal Health Corporation Class A	11,324	217,534
Prestige Consumer Healthcare Incorporated †	6,175	344,689
Relmada Therapeutics Incorporated †	387	7,272
Revance Therapeutics Incorporated †	387	5,294
Siga Technologies Incorporated	33,305	364,357
Supernus Pharmaceuticals Incorporated †	2,904	80,934
See accompanying notes to portfolio of investments

18  |  Allspring Factor Enhanced U.S. Small Cap Equity Portfolio

Portfolio of investments—May 31, 2022 (unaudited)

	Shares	Value
Pharmaceuticals (continued)
TherapeuticsMD Incorporated †	333	$ 3,307
Theravance Biopharma Incorporated †	10,929	95,957
		2,875,140
Industrials: 14.15%
Aerospace & defense: 0.74%
AAR Corporation †	4,127	199,004
Aerojet Rocketdyne Holdings †	5,077	206,837
Aersale Corporation †	2,853	39,543
Astronics Corporation †	1,465	15,383
Byrna Technologies Incorporated †	4,038	32,546
Cadre Holdings Incorporated	2,084	52,496
Ducommun Incorporated †	662	30,220
Kaman Corporation	992	35,920
Kratos Defense & Security Solutions Incorporated †	1,112	16,035
Maxar Technologies Incorporated	3,293	98,329
Moog Incorporated Class A	1,967	160,094
Park Aerospace Corporation	239	2,911
Parsons Corporation †	637	24,868
Triumph Group Incorporated †	7,305	111,767
Vectrus Incorporated †	2,374	85,037
		1,110,990
Air freight & logistics: 0.26%
Air Transport Services Group †	1,183	35,750
Atlas Air Worldwide Holdings Incorporated †	1,815	126,524
Forward Air Corporation	1,074	100,086
Hub Group Incorporated Class A †	1,301	94,947
Radiant Logistics Incorporated †	5,563	36,883
		394,190
Airlines: 0.31%
Allegiant Travel Company †	849	126,883
Frontier Group Holdings Incorporated †	2,037	21,898
Hawaiian Holdings Incorporated †	2,539	45,067
Mesa Air Group Incorporated †	23,225	71,301
SkyWest Incorporated †	2,908	78,400
Sun Country Airlines Holding †	5,270	124,636
		468,185
Building products: 0.91%
AAON Incorporated	575	30,809
American Woodmark Corporation †	593	30,883
Apogee Enterprises Incorporated	1,349	56,118
Gibraltar Industries Incorporated †	968	40,424
Insteel Industries Incorporated	2,820	116,776
JELD-WEN Holding Incorporated †	4,963	93,453
Masonite International Corporation †	1,326	121,767
Quanex Building Products Corporation	4,090	83,191
Resideo Technologies Incorporated †	8,884	209,840
Simpson Manufacturing Company Incorporated	1,906	206,515
UFP Industries Incorporated	3,215	248,198
Zurn Water Solutions Corporation	4,595	132,428
		1,370,402
See accompanying notes to portfolio of investments

Allspring Factor Enhanced U.S. Small Cap Equity Portfolio  |  19

Portfolio of investments—May 31, 2022 (unaudited)

	Shares	Value
Commercial services & supplies: 1.45%
ABM Industries Incorporated	2,953	$ 142,778
ACCO Brands Corporation	10,995	82,902
Brady Corporation Class A	2,078	100,804
BrightView Holdings Incorporated †	297	3,861
Casella Waste Systems Incorporated Class A †	1,877	134,356
CompX International Incorporated	1,294	28,636
CoreCivic Incorporated †	7,466	96,087
Deluxe Corporation	1,696	40,585
Ennis Incorporated	3,896	70,712
Harsco Corporation †	2,380	19,754
Healthcare Services Group Incorporated	3,082	52,918
Heritage Crystal Clean Incorporated †	682	18,803
HNI Corporation	2,865	109,242
Interface Incorporated	7,377	106,155
KAR Auction Services Incorporated †	3,913	62,491
Matthews International Corporation Class A	1,832	59,284
MillerKnoll Incorporated	2,768	83,594
NL Industries	6,415	58,890
Pitney Bowes Incorporated	2,940	13,759
SP Plus Corporation †	3,145	100,514
Steelcase Incorporated Class A	8,601	105,448
Team Incorporated †	23,976	28,292
Tetra Tech Incorporated	2,233	301,388
The Brink's Company	1,590	96,720
The Geo Group Incorporated †	21,214	150,832
UniFirst Corporation	378	61,780
Viad Corporation †	747	22,500
VSE Corporation	633	24,598
		2,177,683
Construction & engineering: 1.41%
Ameresco Incorporated Class A †	1,399	82,149
APi Group Corporation †	10,986	191,706
Arcosa Incorporated	1,076	56,888
Comfort Systems Incorporated	1,907	171,096
Construction Partners Incorporated Class A †	857	19,702
Dycom Industries Incorporated †	1,337	124,488
EMCOR Group Incorporated	2,944	310,975
Fluor Corporation †	8,784	247,972
Granite Construction Incorporated	2,653	86,620
Great Lakes Dredge & Dock Company †	2,548	37,456
IES Holdings Incorporated †	522	16,125
Infrastructure and Energy Alternatives Incorporated †	1,895	15,406
INNOVATE Corporation †	9,523	23,141
MYR Group Incorporated †	1,814	166,181
Nv5 Global Incorporated †	179	22,049
Primoris Services Corporation	3,019	73,301
Sterling Construction Company Incorporated †	5,505	135,478
Tutor Perini Corporation †	2,377	24,103
WillScot Mobile Mini Holdings Corporation †	8,878	317,211
		2,122,047
Electrical equipment: 1.41%
Advent Technologies Holdings †	13,352	18,159
Allied Motion Technologies	3,493	85,718
Array Technologies Incorporated †	7,831	86,767
See accompanying notes to portfolio of investments

20  |  Allspring Factor Enhanced U.S. Small Cap Equity Portfolio

Portfolio of investments—May 31, 2022 (unaudited)

	Shares	Value
Electrical equipment (continued)
Atkore Incorporated †	4,915	$ 535,342
AZZ Incorporated	1,432	64,096
Babcock & Wilcox Enterprises Incorporated †	9,002	58,963
Bloom Energy Corporation Class A †	7,582	132,837
Encore Wire Corporation	2,835	354,432
EnerSys	2,753	186,433
Fuelcell Energy Incorporated †	7,026	28,807
GrafTech International Limited	28,128	244,151
Powell Industries Incorporated	4,209	113,138
Preformed Line Products Company	653	40,479
Stem Incorporated †	7,091	61,266
TPI Composites Incorporated †	2,231	30,765
Vicor Corporation †	1,132	76,184
		2,117,537
Machinery: 3.48%
Alamo Group Incorporated	653	76,812
Albany International Corporation Class A	1,782	150,401
Altra Industrial Motion Corporation	4,648	182,248
Astec Industries Incorporated	2,116	98,965
Barnes Group Incorporated	1,442	51,955
Blue Bird Corporation †	3,621	44,212
Chart Industries Incorporated †	1,800	316,584
Circor International Incorporated †	3,583	69,654
Columbus McKinnon Corporation	429	14,479
Commercial Vehicle Group Incorporated †	1,787	12,062
Douglas Dynamics Incorporated	1,326	41,663
Energy Recovery Incorporated †	974	19,685
Enerpac Tool Group Corporation	1,857	36,249
EnPro Industries Incorporated	1,200	114,912
ESC Briggs & Stratton ♦	1,723	0
ESCO Technologies Incorporated	1,433	94,306
Evoqua Water Technologies Company †	6,265	222,971
Federal Signal Corporation	3,501	122,885
Franklin Electric Company Incorporated	2,071	152,674
Gorman Rupp Company	2,526	75,250
Helios Technologies Incorporated	1,546	105,777
Hillenbrand Incorporated	5,844	244,513
John Bean Technologies Corporation	1,878	228,647
Kadant Incorporated	845	156,410
Kennametal Incorporated	4,997	138,617
Lindsay Manufacturing Company	358	45,108
Luxfer Holdings plc	4,084	68,203
Manitowoc Company Incorporated †	6,114	79,604
Mayville Engineering Company Incorporated †	596	5,406
Miller Industries Incorporated	1,459	36,008
Mueller Industries Incorporated	4,834	260,311
Mueller Water Products Incorporated Class A	9,533	113,729
NN Incorporated †	60,999	170,797
Park Ohio Holdings Corporation	2,656	41,380
RBC Bearings Incorporated †	912	169,988
REV Group Incorporated	10,296	126,332
SPX Corporation †	1,477	74,337
Standex International Corporation	774	72,059
Tennant Company	1,474	91,742
Terex Corporation	6,360	225,080
See accompanying notes to portfolio of investments

Allspring Factor Enhanced U.S. Small Cap Equity Portfolio  |  21

Portfolio of investments—May 31, 2022 (unaudited)

	Shares	Value
Machinery (continued)
The Greenbrier Companies Incorporated	1,752	$ 72,901
The Shyft Group Incorporated	5,520	122,489
Titan International Incorporated †	10,685	194,574
Trinity Industries Incorporated	2,688	66,824
Wabash National Corporation	12,427	190,754
Watts Water Technologies Incorporated	1,888	247,007
		5,246,564
Marine: 0.14%
Costamare Incorporated	626	8,902
Matson Incorporated	2,217	199,264
		208,166
Professional services: 1.72%
ASGN Incorporated †	2,272	216,363
Barrett Business Services Incorporated	1,119	83,768
CBIZ Incorporated †	3,136	128,451
CRA International Incorporated	1,413	121,136
Exponent Incorporated	1,584	143,178
Franklin Covey Company †	1,670	63,978
Heidrick & Struggles International Incorporated	2,170	74,995
HireQuest Incorporated	1,759	27,159
Huron Consulting Group Incorporated †	1,042	62,437
ICF International Incorporated	1,328	135,735
Insperity Incorporated	2,154	215,551
KBR Incorporated	6,047	300,899
Kelly Services Incorporated Class A	3,750	74,850
Kforce Incorporated	2,167	142,329
Korn Ferry International	2,242	137,793
ManTech International Corporation Class A	1,084	103,685
Mistras Group Incorporated †	10,248	59,336
Resources Connection Incorporated	13,608	251,340
TriNet Group Incorporated †	1,690	132,733
TrueBlue Incorporated †	5,505	121,220
		2,596,936
Road & rail: 0.74%
Arcbest Corporation	1,887	142,714
Avis Budget Group Incorporated †	2,694	512,614
Covenant Logistics Group Incorporated	3,958	89,728
Daseke Incorporated †	3,300	24,948
P.A.M. Transportation Services Incorporated †	1,544	43,000
Saia Incorporated †	1,077	212,804
US Xpress Enterprises Incorporated Class A †	1,586	4,695
Werner Enterprises Incorporated	1,782	72,296
Yellow Corporation †	1,926	7,280
		1,110,079
Trading companies & distributors: 1.58%
Applied Industrial Technologies Incorporated	1,476	152,633
Beacon Roofing Supply Incorporated †	1,998	122,697
Bluelinx Holdings Incorporated †	1,962	162,179
Boise Cascade Company	3,089	238,841
GATX Corporation	620	66,929
Global Industrial Company	676	23,167
See accompanying notes to portfolio of investments

22  |  Allspring Factor Enhanced U.S. Small Cap Equity Portfolio

Portfolio of investments—May 31, 2022 (unaudited)

	Shares	Value
Trading companies & distributors (continued)
GMS Incorporated †	2,763	$ 137,625
H&E Equipment Services Incorporated	922	32,869
Herc Holdings Incorporated	1,514	177,471
MRC Global Incorporated †	3,367	37,677
NOW Incorporated †	2,071	22,864
Rush Enterprises Incorporated Class A	3,278	167,112
Rush Enterprises Incorporated Class B	1,859	92,039
Textainer Group Holdings Limited	2,697	87,491
Titan Machinery Incorporated †	4,505	118,977
Transcat Incorporated †	428	27,131
Triton International Limited	3,267	208,337
Veritiv Corporation †	1,393	202,473
WESCO International Incorporated †	2,354	295,615
		2,374,127
Information technology: 13.69%
Communications equipment: 0.48%
Adtran Incorporated	426	7,894
Aviat Networks Incorporated †	3,956	115,990
Calix Incorporated †	2,583	95,416
Cambium Networks Corporation †	902	12,890
Clearfield Incorporated †	1,463	90,413
Emcore Corporation †	2,446	8,072
Extreme Networks Incorporated †	11,422	113,306
Harmonic Incorporated †	4,289	41,303
NetScout Systems Incorporated †	1,275	43,771
Plantronics Incorporated †	2,596	102,490
Ribbon Communications Incorporated †	2,744	7,766
Viavi Solutions Incorporated †	6,026	87,196
		726,507
Electronic equipment, instruments & components: 2.44%
Advanced Energy Industries Incorporated	1,659	135,142
Badger Meter Incorporated	1,009	79,852
Belden Incorporated	3,625	208,728
Benchmark Electronics Incorporated	4,167	106,217
CTS Corporation	1,304	53,034
Daktronics Incorporated †	21,468	71,703
ePlus Incorporated †	2,804	159,099
Fabrinet †	2,595	225,428
Identiv Incorporated †	5,505	70,409
II-VI Incorporated †	4,077	254,813
Insight Enterprises Incorporated †	2,618	258,711
Iteris Incorporated †	3	8
Itron Incorporated †	2,633	135,889
Kimball Electronics Incorporated †	7,139	135,712
Knowles Corporation †	6,117	117,569
Methode Electronics Incorporated	3,416	153,891
Napco Security Technologies Incorporated †	1,758	34,474
Novanta Incorporated †	1,526	187,637
OSI Systems Incorporated †	1,551	130,160
PC Connection Incorporated	2,103	94,025
Plexus Corporation †	1,625	137,800
Sanmina Corporation †	6,932	304,245
ScanSource Incorporated †	6,757	261,766
See accompanying notes to portfolio of investments

Allspring Factor Enhanced U.S. Small Cap Equity Portfolio  |  23

Portfolio of investments—May 31, 2022 (unaudited)

	Shares	Value
Electronic equipment, instruments & components (continued)
TTM Technologies Incorporated †	6,958	$ 99,430
Vishay Intertechnology Incorporated	10,299	210,512
Vishay Precision Group †	1,245	37,848
		3,664,102
IT services: 1.74%
BM Technologies Incorporated †	1,827	12,040
Brightcove Incorporated †	2,417	17,016
Cantaloupe Incorporated †	3,100	16,244
Conduent Incorporated †	34,499	182,845
CSG Systems International Incorporated	3,560	221,396
ESC Incorporated ♦	6,981	0
Evertec Incorporated	3,504	132,942
EVO Payments Incorporated Class A †	3,867	89,134
ExlService Holdings Incorporated †	2,566	364,860
Grid Dynamics Holdings Incorporated †	2,952	53,166
Hackett Group Incorporated	8,648	177,198
I3 Verticals Incorporated Class A †	620	14,458
IBEX Holdings Limited †	1,980	35,442
International Money Express Incorporated †	8,485	174,961
LiveRamp Holdings Incorporated †	1,759	45,030
Maximus Incorporated	3,327	215,889
Paya Holdings Incorporated Class A †	5,740	33,809
Perficient Incorporated †	2,849	278,946
Rackspace Technology Incorporated †	3,603	33,256
StarTek Incorporated †	28,828	103,781
TTEC Holdings Incorporated	1,732	116,806
Tucows Incorporated Class A †	992	48,033
Unisys Corporation †	5,679	67,750
Verra Mobility Corporation †	11,545	184,143
		2,619,145
Semiconductors & semiconductor equipment: 2.89%
Alpha & Omega Semiconductor †	2,885	126,738
Ambarella Incorporated †	1,188	101,241
Amkor Technology Incorporated	8,075	165,053
Axcelis Technologies Incorporated †	3,140	194,868
Cohu Incorporated †	2,853	86,817
Diodes Incorporated †	3,136	241,503
FormFactor Incorporated †	3,638	149,376
Ichor Holdings Limited †	4,467	135,082
Impinj Incorporated †	1,335	62,491
Kulicke and Soffa Industries Incorporated	5,387	291,814
Lattice Semiconductor Corporation †	7,663	398,629
Macom Technology Solutions Holdings Incorporated †	1,213	66,121
Maxlinear Incorporated †	3,158	125,025
Metamaterial Incorporated	13,031	25,020
NVE Corporation	1,211	59,896
Onto Innovation Incorporated †	3,690	296,602
PDF Solutions Incorporated †	719	17,184
Photronics Incorporated †	8,533	185,507
Power Integrations Incorporated	2,499	210,866
Rambus Incorporated †	5,940	149,094
Semtech Corporation †	2,959	189,642
Silicon Laboratories Incorporated †	674	100,534
Sitime Corporation †	872	185,736
See accompanying notes to portfolio of investments

24  |  Allspring Factor Enhanced U.S. Small Cap Equity Portfolio

Portfolio of investments—May 31, 2022 (unaudited)

	Shares	Value
Semiconductors & semiconductor equipment (continued)
Smart Global Holdings Incorporated †	7,782	$ 191,826
SunPower Corporation †	4,742	83,791
Synaptics Incorporated †	2,057	304,683
Ultra Clean Holdings Incorporated †	4,452	149,409
Veeco Instruments Incorporated †	2,839	60,840
		4,355,388
Software: 5.83%
8x8 Incorporated †	6,888	49,938
A10 Networks Incorporated	17,713	272,957
ACI Worldwide Incorporated †	8,605	229,237
Agilysys Incorporated †	1,738	71,032
Alarm.com Holdings Incorporated †	3,162	199,933
Altair Engineering Incorporated Class A †	2,591	142,401
American Software Incorporated Class A	8,962	153,250
AppFolio Incorporated Class A †	790	79,142
Appian Corporation †	2,785	133,039
Arlo Technologies Incorporated †	5,091	36,044
Arteris Incorporated †	2,607	24,193
Asana Incorporated Class A †	4,347	94,504
Avaya Holdings Corporation †	18,476	68,176
Benefitfocus Incorporated †	2,550	23,205
Blackbaud Incorporated †	4,151	264,211
BlackLine Incorporated †	2,456	179,828
Box Incorporated Class A †	9,158	239,115
BTRS Holdings Incorporated †	11,091	55,122
Cerence Incorporated †	2,356	74,827
ChannelAdvisor Corporation †	7,639	104,272
CleanSpark Incorporated †	8,623	50,789
CommVault Systems Incorporated †	4,384	267,468
Concensus Cloud Solution †	2,971	142,697
CoreCard Corporation †	6,019	141,206
Couchbase Incorporated †	1,525	21,625
CS Disco Incorporated †	770	19,181
Digital Turbine Incorporated †	6,310	160,463
Domo Incorporated Class B †	2,361	75,269
E2open Parent Holding Incorporated †	4,513	36,465
Ebix Incorporated	8,682	253,080
eGain Corporation †	6,360	58,067
Enfusion Incorporated Class A †	5,160	56,502
EngageSmart Incorporated †	1,004	21,084
Envestnet Incorporated †	3,489	232,437
EverCommerce Incorporated †	1,691	16,081
GTY Technology Holdings Incorporated †	18,732	110,893
Intapp Incorporated †	2,891	57,473
InterDigital Incorporated	2,867	187,186
Kaltura Incorporated †	1,213	2,196
LivePerson Incorporated †	2,579	43,276
Marathon Digital Holdings Incorporated †	6,235	63,784
MeridianLink Incorporated †	2,905	51,796
MicroStrategy Incorporated Class A †	464	122,816
Mitek Systems Incorporated †	8,782	79,214
Model N Incorporated †	3,287	82,701
OneSpan Incorporated †	6,768	89,541
Pagerduty Incorporated †	2,028	49,990
Ping Identity Holding Corporation †	4,641	87,715
See accompanying notes to portfolio of investments

Allspring Factor Enhanced U.S. Small Cap Equity Portfolio  |  25

Portfolio of investments—May 31, 2022 (unaudited)

	Shares	Value
Software (continued)
Progress Software Corporation	6,188	$ 298,942
PROS Holdings Incorporated †	4,195	114,482
Q2 Holdings Incorporated †	2,055	108,360
Qualys Incorporated †	2,702	353,097
Rapid7 Incorporated †	2,800	198,436
Rekor Systems Incorporated †	5,752	15,358
Rimini Street Incorporated †	22,123	136,720
Riot Blockchain Incorporated †	5,985	43,032
SailPoint Technologies Holdings Incorporated †	4,812	305,273
Sapiens International Corporation	2,086	52,838
Secureworks Corporation Class A †	5,856	70,038
Shotspotter Incorporated †	2,630	79,321
Smith Micro Software Incorporated †	2,805	7,377
Sprout Social Incorporated Class A †	3,829	195,011
SPS Commerce Incorporated †	2,722	291,363
Stronghold Digital Mining Incorporated Class A †	458	1,479
Sumo Logic Incorporated †	2,434	19,740
Telos Corporation †	2,419	23,295
Tenable Holdings Incorporated †	4,695	236,159
Upland Software Incorporated †	6,713	88,477
Varonis Systems Incorporated †	4,622	152,850
Verint Systems Incorporated †	5,783	295,164
Viant Technology †	8,174	49,044
Weave Communications Incorporated †	335	1,672
Workiva Incorporated †	3,158	230,566
Xperi Holding Corporation	14,509	238,818
Zuora Incorporated †	9,450	95,823
		8,778,156
Technology hardware, storage & peripherals: 0.31%
3D Systems Corporation †	7,696	83,194
Avid Technology Incorporated †	4,197	122,930
Diebold Nixdorf Incorporated †	5,977	18,588
Super Micro Computer Incorporated †	4,605	230,526
Turtle Beach Corporation †	837	14,631
		469,869
Materials: 3.87%
Chemicals: 2.12%
Advansix Incorporated	5,357	248,190
Aspen Aerogels Incorporated †	428	7,499
Avient Corporation	5,186	255,151
Balchem Corporation	1,461	181,792
Cabot Corporation	3,245	245,354
Ecovyst Incorporated	885	9,089
Hawkins Incorporated	1,642	59,375
HB Fuller Company	3,518	250,059
Ingevity Corporation †	2,626	182,980
Innospec Incorporated	1,045	106,621
Intrepid Potash Incorporated †	1,263	83,194
Kooper Holdings Incorporated	3,324	90,080
Kronos Worldwide Incorporated	1,017	19,374
Livent Corporation †	4,606	146,425
Minerals Technologies Incorporated	1,378	91,306
Orion Engineered Carbons SA	13,469	260,086
See accompanying notes to portfolio of investments

26  |  Allspring Factor Enhanced U.S. Small Cap Equity Portfolio

Portfolio of investments—May 31, 2022 (unaudited)

	Shares	Value
Chemicals (continued)
Quaker Chemical Corporation	367	$ 57,399
Rayonier Advanced Materials †	4	15
Sensient Technologies Corporation	2,365	206,796
Stepan Company	956	107,177
Trinseo plc	2,576	121,819
Tronox Holdings plc Class A	10,141	182,639
Valhi Incorporated	5,942	275,590
		3,188,010
Construction materials: 0.09%
Summit Materials Incorporated Class A †	4,947	135,103
Containers & packaging: 0.26%
Greif Incorporated Class A	2,173	129,228
O-I Glass Incorporated †	12,005	197,482
Pactiv Evergreen Incorporated	2,470	25,416
Ranpak Holdings Corporation †	322	4,012
UFP Technologies Incorporated †	410	31,345
		387,483
Metals & mining: 1.38%
Allegheny Technologies Incorporated †	4,053	111,458
Arconic Corporation †	6,400	180,032
Carpenter Technology	536	18,883
Century Aluminum Company †	5,008	59,094
Commercial Metals Company	8,271	328,607
Compass Minerals International Incorporated	1,464	65,778
Constellium SE †	9,249	156,216
Haynes International Incorporated	1,975	75,544
Hecla Mining Company	12,294	58,028
Materion Corporation	1,347	110,427
MP Materials Corporation †	521	20,543
Olympic Steel Incorporated	3,792	129,573
Ryerson Holding Corporation	5,541	167,006
Schnitzer Steel Industries Incorporated Class A	1,791	72,750
Suncoke Energy Incorporated	10,481	84,791
TimkenSteel Corporation †	8,073	186,486
Warrior Met Coal Incorporated	5,077	170,689
Worthington Industries Incorporated	1,821	84,931
		2,080,836
Paper & forest products: 0.02%
Clearwater Paper Corporation †	1,041	35,758
Real estate: 7.14%
Equity REITs: 6.54%
Acadia Realty Trust	6,164	121,184
Agree Realty Corporation	2,613	181,786
Alexander & Baldwin Incorporated	6,917	141,107
Alexander's Incorporated	188	45,543
American Assets Trust Incorporated	2,633	89,785
Apartment Investment & Management Company Class A †	27,806	174,622
Apple Hospitality REIT Incorporated	12,345	206,285
Armada Hoffler Properties Incorporated	5,405	74,481
Ashford Hospitality Trust Incorporated †	965	5,443
See accompanying notes to portfolio of investments

Allspring Factor Enhanced U.S. Small Cap Equity Portfolio  |  27

Portfolio of investments—May 31, 2022 (unaudited)

	Shares	Value
Equity REITs (continued)
Braemar Hotels & Resorts Incorporated	3,314	$ 19,221
Brandywine Realty Trust	9,571	106,717
Broadstone Net Lease Incorporated REIT	11,501	243,246
BRT Apartments Corporation REIT	5,331	122,133
CareTrust REIT Incorporated	5,627	104,268
Catchmark Timber Trust Incorporated Class A	2,847	33,566
Centerspace REIT	549	45,556
Chatham Lodging Trust †	1,861	23,709
City Office REIT Incorporated	10,994	153,256
Clipper Realty Incorporated	4,499	38,062
Community Healthcare Trust Incorporated	217	8,177
Corporate Office Properties Trust	6,677	184,552
CTO Realty Growth Incorporated REIT	2,576	169,733
DiamondRock Hospitality †	16,478	169,559
DigitalBridge Group Incorporated †	20,599	124,006
Easterly Government Properties Incorporated	1,975	38,769
EastGroup Properties Incorporated	1,837	296,767
Empire State Realty Trust Incorporated Class A	4,657	37,256
Equity Commonwealth †	3,142	85,620
Essential Properties Realty	7,349	168,145
Four Corners Property Trust Incorporated	3,850	106,145
Franklin Street Properties Corporation	5,925	26,781
Getty Realty Corporation	3,391	94,745
Gladstone Commercial Corporation	3,336	67,687
Gladstone Land REIT Corporation	1,997	53,599
Global Medical REIT Incorporated	3,459	44,967
Healthcare Realty Trust Incorporated	6,172	179,420
Independence Realty Trust Incorporated	7,003	164,641
Industrial Logistics Properties Trust	3,785	57,759
Innovative Industrial Properties Incorporated	1,325	176,291
iStar Financial Incorporated	9,424	163,978
Kite Realty Group Trust	10,385	217,670
Lexington Corporate Properties Trust	18,039	208,531
LTC Properties Incorporated	2,104	81,509
National Health Investors Incorporated	2,772	163,964
National Storage Affiliates Trust	4,720	247,564
Netstreit Corporation REIT	1,820	38,275
New York REIT Incorporated ♦	4,209	75,521
NexPoint Residential Trust Incorporated	1,690	124,181
One Liberty Properties Incorporated	4,852	133,090
Outfront Media Incorporated	8,307	171,373
Paramount Group Incorporated	11,617	105,250
Pebblebrook Hotel Trust	7,508	169,005
Physicians Realty Trust	12,143	225,253
Piedmont Office Realty Trust Incorporated Class A	6,826	100,615
Plymouth Industrial Incorporated	1,823	37,025
PotlatchDeltic Corporation	3,982	208,896
PS Business Parks Incorporated	1,114	209,020
Retail Opportunity Investment Corporation	10,334	186,735
Retail Value Incorporated	51,702	56,872
RLJ Lodging Trust	9,488	127,424
RPT Realty	12,909	157,103
Ryman Hospitality Properties Incorporated †	3,268	291,800
Sabra Health Care REIT Incorporated	7,894	110,832
Saul Centers Incorporated	678	33,263
Service Properties Trust	1,905	12,059
See accompanying notes to portfolio of investments

28  |  Allspring Factor Enhanced U.S. Small Cap Equity Portfolio

Portfolio of investments—May 31, 2022 (unaudited)

	Shares	Value
Equity REITs (continued)
SITE Centers Corporation	11,412	$ 179,397
STAG Industrial Incorporated	8,609	286,680
Summit Hotel Properties Incorporated †	4,830	42,214
Sunstone Hotel Investors Incorporated †	12,478	149,362
Tanger Factory Outlet Centers Incorporated	8,339	146,016
Terreno Realty Corporation	3,726	226,205
The Macerich Company	10,819	127,123
The Necessity Retail REIT Incorporated	4,033	32,183
UMH Properties Incorporated	2,553	50,269
Uniti Group Incorporated	7,938	90,017
Urban Edge Properties	8,852	166,860
Urstadt Biddle Properties Incorporated	7,908	139,181
Veris Residential Incorporated †	4,934	79,388
Washington REIT	4,533	110,107
Whitestone REIT	3,941	48,435
Xenia Hotels & Resorts Incorporated †	7,309	134,413
		9,849,247
Real estate management & development: 0.60%
Cushman & Wakefield plc †	7,043	131,493
Douglas Elliman Incorporated	9,713	55,850
eXp World Holdings Incorporated	2,907	40,611
Forestar Group Incorporated †	4,679	77,578
Kennedy Wilson Holdings Incorporated	5,653	119,052
Marcus & Millichap Incorporated	1,313	54,988
Newmark Group Incorporated Class A	14,337	158,711
Realogy Holdings Corporation †	11,543	142,902
The RMR Group Incorporated Class A	3,703	111,164
The St. Joe Company	46	2,323
		894,672
Utilities: 2.58%
Electric utilities: 0.46%
Allete Incorporated	1,657	102,767
MGE Energy Incorporated	964	76,513
Otter Tail Corporation	2,828	184,923
Portland General Electric Company	4,528	223,004
Via Renewables Incorporated	12,457	105,511
		692,718
Gas utilities: 0.90%
Brookfield Infrastructure Corporation Class A	3,511	247,701
Chesapeake Utilities Corporation	1,159	154,808
New Jersey Resources Corporation	5,838	268,081
Northwest Natural Holding Company	2,323	126,116
ONE Gas Incorporated	2,361	205,454
Southwest Gas Holdings Incorporated	1,378	128,333
Spire Incorporated	2,885	225,896
		1,356,389
Independent power & renewable electricity producers: 0.41%
Clearway Energy Incorporated Class A	2,044	66,553
Clearway Energy Incorporated Class C	6,787	237,884
See accompanying notes to portfolio of investments

Allspring Factor Enhanced U.S. Small Cap Equity Portfolio  |  29

Portfolio of investments—May 31, 2022 (unaudited)

	Shares	Value
Independent power & renewable electricity producers (continued)
Ormat Technologies Incorporated	2,642	$ 221,822
Sunnova Energy International Incorporated †	4,748	94,960
		621,219
Multi-utilities: 0.39%
Avista Corporation	3,342	145,176
Black Hills Corporation	3,238	248,225
Northwestern Corporation	2,534	155,258
Unitil Corporation	731	42,259
		590,918
Water utilities: 0.42%
American States Water Company	2,229	176,648
Artesian Resources Corporation Class A	1,568	76,957
California Water Service Group	2,887	154,945
Middlesex Water Company	1,006	85,540
Pure Cycle Corporation †	5,083	57,438
SJW Corporation	1,177	72,797
		624,325
Total Common stocks (Cost $139,053,234)		143,311,463

	Expiration date
Warrants: 0.00%
Energy: 0.00%
Oil, gas & consumable fuels: 0.00%
Battalion Oil Corporation ♦†	8-10-2022	375	0
Battalion Oil Corporation ♦†	8-10-2022	300	0
Battalion Oil Corporation ♦†	8-10-2022	482	0
Total Warrants (Cost $0)			0

		Yield
Short-term investments: 4.25%
Investment companies: 4.25%
Allspring Government Money Market Fund Select Class ♠∞		0.65%	6,406,294	6,406,294
Total Short-term investments (Cost $6,406,294)				6,406,294
Total investments in securities (Cost $145,459,528)	99.45%			149,717,757
Other assets and liabilities, net	0.55			823,333
Total net assets	100.00%			$150,541,090

†	Non-income-earning security
♦	The security is fair valued in accordance with procedures approved by the Board of Trustees.
♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
See accompanying notes to portfolio of investments

30  |  Allspring Factor Enhanced U.S. Small Cap Equity Portfolio

Portfolio of investments—May 31, 2022 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were affiliates of the Portfolio at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$4,940,136	$39,606,740	$(38,140,582)	$0	$0	$6,406,294	6,406,294	$4,955
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
E-Mini Russell 2000 Index	73	6-17-2022	$6,673,651	$6,795,935	$122,284	$0
See accompanying notes to portfolio of investments

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Notes to portfolio of investments—May 31, 2022 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
Futures contracts
Futures contracts are agreements between the Portfolio and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and is subject to equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Portfolio since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.
Upon entering into futures contracts, the Portfolio is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Portfolio fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Portfolio’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

32  |  Allspring Factor Enhanced U.S. Small Cap Equity Portfolio

Notes to portfolio of investments—May 31, 2022 (unaudited)

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of May 31, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$4,316,485	$0	$7,490	$4,323,975
Consumer discretionary	15,138,035	0	0	15,138,035
Consumer staples	5,459,294	0	0	5,459,294
Energy	10,523,177	0	0	10,523,177
Financials	20,689,202	0	0	20,689,202
Health care	24,587,644	0	223,385	24,811,029
Industrials	21,296,906	0	0	21,296,906
Information technology	20,613,167	0	0	20,613,167
Materials	5,827,190	0	0	5,827,190
Real estate	10,668,398	0	75,521	10,743,919
Utilities	3,885,569	0	0	3,885,569
Warrants
Energy	0	0	0	0
Short-term investments
Investment companies	6,406,294	0	0	6,406,294
	149,411,361	0	306,396	149,717,757
Futures contracts	122,284	0	0	122,284
Total assets	$149,533,645	$0	$306,396	$149,840,041
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
As of May 31, 2022, $614,100 was segregated as cash collateral for open futures contracts.
For the three months ended May 31, 2022, the Portfolio did not have any transfers into/out of Level 3.

Allspring Factor Enhanced U.S. Small Cap Equity Portfolio  |  33